Share-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended
	May 11, 2022 shares	Mar. 22, 2021 shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $			$ 13,818	$ 18,267	$ 27,216	$ 32,218
Share-based compensation expense | $			$ 13,818	18,267	$ 27,216	32,218
Number of share options outstanding in share-based payment arrangement (in shares)			9,297,044		9,297,044		6,640,200
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Share-based compensation expense | $			$ 8,450	$ 15,315	$ 18,965	$ 28,007
Contractual term					10 years
Number of instruments granted in share-based payment arrangement	1,298,700	1,867,076	13,818,000	18,267,000	27,728,000	32,218,000
Weighted-average grant-date fair value (in dollars per share) | $ / shares			$ 8.85
Awards vested and exercisable (in shares)			3,073,399		3,073,399
Weighted average strike price, vested and exercisable (in dollars per share) | $ / shares					$ 25.76
Weighted average remaining life, vested and exercisable					7 years 10 months 13 days
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Contractual term					10 years
Shares vested (in shares)					137,908
Number of instruments granted in share-based payment arrangement		570,340	5,368,000	2,952,000	8,763,000	4,211,000
Weighted average grant date fair value, granted (in USD per share) | $ / shares					$ 9.37
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares			1,769,901		1,769,901			13,820,000
Share-based compensation expense | $					$ 123,194
Annual Equity Award | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value, granted (in USD per share) | $ / shares					$ 14.00
Special Retention Award | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					6 months
Special Retention Award | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Special Retention Award | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					50.00%
Weighted average grant date fair value, granted (in USD per share) | $ / shares					$ 6.93